Trade accounts and other receivables	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Trade accounts and other receivables
7. Trade accounts and other receivables
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2025	2026
Accounts and notes receivables	2,480,370	2,082,717
Other receivables	1,236,794	1,744,175
Allowance for doubtful accounts	(37,442)	(30,906)

Total	3,679,722	3,795,986

Trade accounts and other receivables which are unconditional rights to consideration are classified as financial assets measured at amortized cost. Receivables from contracts with customers correspond to “Accounts and notes receivables” and the balance as of April 1, 2024 is
¥
2,672,434
 million.
Changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2025	2026
Allowance for doubtful accounts at beginning of year	122,105	127,296
Provision for doubtful accounts, net of reversal	9,835	8,060
Write-offs	(3,128)	(9,646)
Other	(1,516)	(7,850)

Allowance for doubtful accounts at end of year	127,296	117,860

“Other” includes currency translation adjustments and transfers to
a
ssets held for sale.
A portion of the allowance for doubtful accounts is attributed to certain non-current
receivable balances which are reported as other financial assets under non-current
assets.